Subsequent Event(s)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Event(s)

21.Subsequent Events.

On November 8, 2021, CPSR and Gelesis entered into an amendment to the Business Combination Agreement to amend certain terms and conditions, including revising the Equity Value from $900.0 million to $675.0 million.

On December 13, 2021, the Company entered into a bridge financing arrangement, executing convertible promissory note agreements with two existing investors in the aggregate amount of $27.0 million. These convertible promissory notes bear interest at 10.0% and shall be settled in cash for principal plus accrued interest by the third business day following the closing of the Business Combination. In the event the Business Combination Agreement is terminated, the majority holders of the promissory notes may elect to convert outstanding principal and interest into the securities being issued and sold to investors in a subsequent qualified financing event.

22.	Subsequent Event(s)

The Company has evaluated subsequent events which may require adjustment to or disclosure in the consolidated financial statements through the date of issuance of these consolidated financial statements.

Amended and Restated Agreements with Ro

In January 2021, the Company and Ro amended and restated its customer agreement. Pursuant to the amended and restated agreement, the Company received $10.0 million of cash as a pre-buy commitment for Product which was recorded to current deferred income in the consolidated balance sheets. Additionally, the amended and restated agreement ended the consignment arrangement with Ro and all Product shipped under the amended and restated agreement to Ro are immediately recognized as revenue upon the transfer of physical control.

In July 2021, the Company and Ro entered into a second amended and restatement agreement, under which the Company received $30.0 million of cash as a second pre-buy commitment for the Product. Additionally, the Company extended Ro’s exclusive period by approximately one year through July 1, 2023. Upon expiration of the exclusive period as amended, the exclusive right and license under the agreement shall automatically convert to non-exclusive for the remainder of term of the agreement unless further extended. The agreement may be terminated by mutual agreement after the exclusive period expires.

Entrance into a Merger Agreement with Capstar Special Purpose Acquisition Corp.

In July 2021, the Company entered into a business combination Agreement with Capstar. Pursuant to this business combination agreement, a subsidiary of CPSR is expected to merge with and into Gelesis, with Gelesis surviving the reverse merger and Capstar ceasing to exist (the “Transaction”). The Transaction is subject to the approval by stockholders of each company, among other customary terms and conditions as well as the satisfaction of certain closing conditions. Upon closing of the Transaction, the combined operating company is expected to be named Gelesis, Inc., or the New Gelesis, which securities are expected to be listed on the New York Stock Exchange and traded under the ticker symbol “GLS”.

If consummated, the business combination is expected to be accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States. Under this method of accounting, CPSR has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the existing Gelesis’ stockholders comprising a relative majority of the voting power of the combined company, the Gelesis’ operations prior to the acquisition comprising the only ongoing operations of New Gelesis, the majority of New Gelesis’ board of directors appointment by Gelesis, and existing Gelesis’ senior management comprising a majority of the senior management of New Gelesis. Accordingly, for accounting purposes, the financial statements of the combined entity will represent a continuation of the consolidated financial statements of Gelesis with the business combination being treated as the equivalent of Gelesis issuing stock for the net assets of CPSR, accompanied by a recapitalization. The net assets of CPSR will be stated at historical costs, with no goodwill or other intangible assets recorded.